LIABILITY FOR EQUITY-LINKED FINANCIAL INSTRUMENTS (Details Textual) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 02, 2009
Warrants Not Settleable In Cash, Fair Value Disclosure						$ 479,910
Additional Paid in Capital						486,564
Retained Earnings (Accumulated Deficit)						6,654
Total Current Liabilities	$ 2,495,569	$ 2,353,268	$ 1,333,694			$ 479,910
Weighted Average Remaining Life				2 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate				63.00%
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 0.46			$ 0.46
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price	$ 0.35			$ 0.35
Share-Based Compensation Arrangement By Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				1.37%
Minimum [Member]
Weighted Average Remaining Life	2 years	2 years	2 years	2 years	2 years 6 months
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price	$ 0.08	$ 0.08	$ 0.08	$ 0.08
Reduction In Stock Price			$ 0.22
Maximum [Member]
Weighted Average Remaining Life	6 years 6 months	6 years 6 months	6 years 6 months	6 years 6 months	7 years 6 months
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Exercise Price	$ 0.65	$ 0.65	$ 0.65	$ 0.65
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Stock Price	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Reduction In Stock Price			$ 0.50